Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - Not Designated as Hedging Instrument [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	¥ (508)	¥ 808	¥ (255)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(137)	244	262
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(183)	368	(217)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(153)	149	(255)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	2	2	(6)
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	18	12	5
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(55)	33	(44)
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(183)	374	(218)
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(183)	368	(217)
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses		6	(1)
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(325)	434	(37)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(137)	244	262
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	(153)	149	(255)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	2	2	(6)
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	18	12	5
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses	¥ (55)	¥ 27	¥ (43)